Other Expenses, Net - Summary of Other Expenses (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Property damages and natural disasters		$ 29.0	$ 11.0	$ 55.0
Sale of capital investment	$ 12.3
Emission allowances	$ 600.0
Impairment losses of goodwill		440.0	1,020.0
Impairment losses of internally developed software		53.0	$ 194.0
Impairment losses of fixed assets		306.0		$ 64.0
Operating segments [member]
Disclosure of operating segments [line items]
Impairment losses of goodwill		440.0
Impairment losses of internally developed software		53.0
Impairment losses of fixed assets		$ 43.0